Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Schedule of Inventories
	September 30, 2025	December 31, 2024
Finished products	4,171,772	3,018,302
Work in process	601,280	492,015
Raw materials	1,117,092	847,909
Supplies	678,520	657,763
	6,568,664	5,015,989